CONVERTIBLE NOTE (Details Narrative) - USD ($)		12 Months Ended
	Sep. 19, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Debt Instrument [Line Items]
Maturity date		$ 1,115,000	$ 0	$ 0
Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Maturity date	$ 1,350,000
Maturity date	Sep. 19, 2023
Debt carrying amount	$ 893,878
Debt embedded derivatives	443,208
Interest expense, debt		320,497
Interest expense, debt		92,579
Securities Purchase Agreement [Member] | Senior Secured Convertible Note [Member]
Debt Instrument [Line Items]
Principal amount	$ 1,500,000
Securities Purchase Agreement [Member] | Series A Warrant Convertible Note [Member]
Debt Instrument [Line Items]
Warrants issued, shares	1,279,357
One day loss on derivative	$ 1,565,570
Securities Purchase Agreement [Member] | Convertible Note [Member]
Debt Instrument [Line Items]
Fair value of conversion feature	443,208	378,132
Securities Purchase Agreement [Member] | Series A Warrants [Member]
Debt Instrument [Line Items]
Fair value of conversion feature	400,406	516,014
Securities Purchase Agreement [Member] | Series B Warrants [Member]
Debt Instrument [Line Items]
Fair value of conversion feature	$ 913,928	$ 1,049,557